UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23952

Lincoln Funds Trust
(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road
Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (484) 583-6302

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Inflation Plus Fund

Class A : LFTAX

Semi-Annual Shareholder Report - January 31, 2025

This Semi-Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of October 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for October 1, 2024 (commencement of operations) through January 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45Footnote Reference*	1.35%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$9,904,442
  # of Portfolio Holdings129
  Portfolio Turnover Rate98%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Short-Term Investments	35.1%
Sovereign Bonds	33.1%
Exchange-Traded Fund	7.6%
Supranational Banks	6.7%
U.S. Treasury Obligations	6.7%
Common Stock	5.7%
Corporate Bond	2.3%
Money Market Fund	0.0%
Other	2.8%

Top 5 Countries (Equity)

Canada	3.5%
United Kingdom	0.7%
South Africa	0.6%
United States	0.6%
Australia	0.3%

Top 5 Countries (Fixed Income)

United States	6.7%
South Africa	5.1%
Brazil	5.0%
Mexico	4.5%
United Kingdom	3.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln Inflation Plus Fund

Class I : LFTEX

Semi-Annual Shareholder Report - January 31, 2025

This Semi-Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of October 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for October 1, 2024 (commencement of operations) through January 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36Footnote Reference*	1.10%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$9,904,442
  # of Portfolio Holdings129
  Portfolio Turnover Rate98%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Short-Term Investments	35.1%
Sovereign Bonds	33.1%
Exchange-Traded Fund	7.6%
Supranational Banks	6.7%
U.S. Treasury Obligations	6.7%
Common Stock	5.7%
Corporate Bond	2.3%
Money Market Fund	0.0%
Other	2.8%

Top 5 Countries (Equity)

Canada	3.5%
United Kingdom	0.7%
South Africa	0.6%
United States	0.6%
Australia	0.3%

Top 5 Countries (Fixed Income)

United States	6.7%
South Africa	5.1%
Brazil	5.0%
Mexico	4.5%
United Kingdom	3.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln U.S. Equity Income Maximizer Fund

Class A : LFTOX

Semi-Annual Shareholder Report - January 31, 2025

This Semi-Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of October 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for October 1, 2024 (commencement of operations) through January 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45Footnote Reference*	1.32%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$15,859,967
  # of Portfolio Holdings94
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	96.7%
Money Market Fund	0.0%
Options	(0.1%)
Other	3.4%

Top 5 Industries (Equity)

Software	10.6%
Semiconductors & Semiconductor Equipment	10.2%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	7.0%
Banks	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln U.S. Equity Income Maximizer Fund

Class I : LFTPX

Semi-Annual Shareholder Report - January 31, 2025

This Semi-Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of October 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for October 1, 2024 (commencement of operations) through January 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37Footnote Reference*	1.07%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$15,859,967
  # of Portfolio Holdings94
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	96.7%
Money Market Fund	0.0%
Options	(0.1%)
Other	3.4%

Top 5 Industries (Equity)

Software	10.6%
Semiconductors & Semiconductor Equipment	10.2%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	7.0%
Banks	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Lincoln Inflation Plus Fund
a series of Lincoln Funds Trust
Semiannual Financial Statements
January 31, 2025

Lincoln Inflation Plus Fund

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments
January 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–5.68%
Australia–0.25%
Northern Star Resources Ltd.	2,050	$21,697
Perseus Mining Ltd.	1,160	2,024
†St. Barbara Ltd.	8,410	1,307
		25,028
Canada–3.50%
Agnico Eagle Mines Ltd.	1,080	100,375
Alamos Gold, Inc. Class A	1,610	33,697
†Aya Gold & Silver, Inc.	540	4,340
†Calibre Mining Corp.	9,780	17,429
Centerra Gold, Inc.	300	1,876
†Discovery Silver Corp.	5,880	6,231
†Eldorado Gold Corp.	300	4,572
†Equinox Gold Corp.	1,340	8,086
†G Mining Ventures Corp.	860	8,426
†K92 Mining, Inc.	1,620	10,756
Kinross Gold Corp.	6,260	70,613
†MAG Silver Corp.	640	10,112
†New Gold, Inc.	8,440	25,489
OceanaGold Corp.	8,210	24,517
Pan American Silver Corp.	880	20,425
		346,944
Peru–0.09%
†Hochschild Mining PLC	4,080	8,903
		8,903
South Africa–0.62%
Gold Fields Ltd. ADR	3,590	60,779
		60,779
United Kingdom–0.67%
Anglogold Ashanti PLC	1,264	38,185
Endeavour Mining PLC	1,370	28,176
		66,361
United States–0.55%
†Coeur Mining, Inc.	2,520	16,632
Newmont Corp.	890	38,021
		54,653
Total Common Stock (Cost $546,186)		562,668

	Principal Amount°
ΔCORPORATE BOND–2.30%
Peru–2.30%
Cia de Minas Buenaventura SAA 6.80% 2/4/32	230,000	227,976
Total Corporate Bond (Cost $227,444)		227,976
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–33.05%
Brazil–4.90%
Brazil Notas do Tesouro Nacional
6.00% 5/15/35	BRL	70,000	$47,235
10.00% 1/1/29	BRL	1,330,000	197,652
10.00% 1/1/31	BRL	1,710,000	240,956
			485,843
Colombia–2.92%
Colombia TES
7.25% 10/18/34	COP	1,050,000,000	189,340
13.25% 2/9/33	COP	384,600,000	100,236
			289,576
Ecuador–0.57%
Ecuador Government International Bonds 6.90% 7/31/30		73,838	56,890
			56,890
Egypt–3.18%
Egypt Government Bonds
24.46% 10/1/27	EGP	4,800,000	98,379
25.32% 8/13/27	EGP	4,100,000	84,963
^Egypt Treasury Bills 0.00% 3/18/25	EGP	6,800,000	131,344
			314,686
Hungary–2.92%
Hungary Government Bonds 7.00% 10/24/35	HUF	111,000,000	289,312
			289,312
Indonesia–1.94%
Indonesia Treasury Bonds 6.63% 2/15/34	IDR	3,200,000,000	191,705
			191,705
Ivory Coast–1.81%
Ivory Coast Government International Bonds 6.13% 6/15/33		200,000	179,000
			179,000
Malaysia–1.94%
Malaysia Government Bonds
3.83% 7/5/34	MYR	450,000	101,094
3.89% 8/15/29	MYR	400,000	90,684
			191,778
Mexico–4.53%
Mexico Bonos
7.50% 5/26/33	MXN	1,350,000	56,289
7.75% 5/29/31	MXN	740,000	32,292
7.75% 11/13/42	MXN	5,000,000	189,070
Lincoln Inflation Plus Fund-1

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Bonos (continued)
8.00% 11/7/47	MXN	4,500,000	$170,716
			448,367
Poland–0.98%
Republic of Poland Government Bonds 5.00% 10/25/34	PLN	420,000	96,949
			96,949
South Africa–5.13%
Republic of South Africa Government Bonds
8.50% 1/31/37	ZAR	2,870,000	129,942
8.75% 1/31/44	ZAR	2,000,000	86,022
8.75% 2/28/48	ZAR	4,100,000	174,644
8.88% 2/28/35	ZAR	2,430,000	117,960
			508,568
Turkey–2.23%
Turkiye Government International Bonds 9.88% 1/15/28		200,000	220,514
			220,514
Total Sovereign Bonds (Cost $3,434,021)			3,273,188
SUPRANATIONAL BANKS–6.74%
^Asian Development Bank 0.00% 2/13/30		11,500,000	85,544
Asian Infrastructure Investment Bank 6.00% 12/8/31		20,500,000	220,109
European Bank for Reconstruction & Development
6.50% 10/3/36		20,500,000	229,055
7.05% 8/10/33		11,500,000	132,111
Total Supranational Banks (Cost $716,942)			666,819
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–6.74%
U.S. Treasury Bonds
4.25% 8/15/54	210,000	$191,461
4.50% 11/15/54	500,000	476,250
Total U.S. Treasury Obligations (Cost $663,459)		667,711

	Number of Shares
EXCHANGE-TRADED FUND–7.60%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	36,700	752,717
Total Exchange-Traded Fund (Cost $754,919)		752,717
MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.33%)	1,850	1,850
Total Money Market Fund (Cost $1,850)		1,850

	Principal Amount°
SHORT-TERM INVESTMENTS–35.07%
U.S. TREASURY OBLIGATIONS–35.07%
≠U.S. Treasury Bills
4.29% 3/13/25	770,000	766,418
4.29% 4/3/25	290,000	287,991
4.31% 3/13/25	150,000	149,295
4.32% 4/10/25	750,000	744,232
4.37% 3/6/25	900,000	896,482
4.44% 2/6/25	280,000	279,831
4.48% 2/20/25	100,000	99,769
4.50% 2/6/25	250,000	249,847
		3,473,865
Total Short-Term Investments (Cost $3,473,599)		3,473,865

TOTAL INVESTMENTS–97.20% (Cost $9,818,420)	9,626,794
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.80%	277,648
NET ASSETS APPLICABLE TO 1,022,780 SHARES OUTSTANDING–100.00%	$9,904,442

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.
Lincoln Inflation Plus Fund-2

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	BRL	(475,000)	USD	76,667	3/6/25	$—	$(3,916)
BCLY	BRL	166,000	USD	(27,711)	3/6/25	451	—
BCLY	BRL	(919,000)	USD	148,606	4/2/25	—	(6,888)
BCLY	BRL	919,000	USD	(152,471)	4/2/25	3,023	—
BCLY	CAD	(38,000)	USD	26,813	3/17/25	616	—
BCLY	CAD	(34,000)	USD	23,677	4/14/25	207	—
BCLY	CLP	(74,745,000)	USD	75,197	3/12/25	—	(971)
BCLY	CLP	48,203,000	USD	(47,938)	4/9/25	1,165	—
BCLY	COP	(634,085,000)	USD	142,969	3/12/25	—	(6,980)
BCLY	COP	437,910,000	USD	(99,800)	3/12/25	3,757	—
BCLY	IDR	(4,700,000,000)	USD	293,941	2/26/25	6,096	—
BCLY	IDR	1,500,000,000	USD	(92,460)	2/26/25	—	(594)
BCLY	INR	(26,930,000)	USD	315,430	3/12/25	5,612	—
BCLY	INR	(16,590,000)	USD	189,894	4/15/25	—	(434)
BCLY	MYR	(424,000)	USD	95,067	3/12/25	—	(327)
BCLY	PHP	5,755,000	USD	(99,011)	3/11/25	—	(630)
BCLY	PLN	(400,000)	USD	96,423	3/6/25	—	(1,821)
BCLY	THB	3,315,000	USD	(98,760)	3/6/25	—	(118)
BNP	BRL	580,000	USD	(94,987)	2/4/25	4,174	—
BNP	BRL	(580,000)	USD	99,484	2/4/25	322	—
BNP	BRL	309,000	USD	(50,887)	3/6/25	1,535	—
BNP	COP	196,175,000	USD	(44,968)	3/12/25	1,423	—
BNP	INR	(7,505,000)	USD	85,906	4/15/25	—	(195)
BNP	THB	(3,315,000)	USD	95,218	3/6/25	—	(3,425)
HSBC	HUF	(56,025,000)	USD	140,265	3/6/25	—	(1,908)
HSBC	HUF	(19,620,000)	USD	49,549	4/23/25	—	(112)
HSBC	TRY	8,255,000	USD	(216,200)	3/12/25	6,053	—
HSBC	ZAR	(1,767,000)	USD	98,024	3/18/25	3,821	—
IBC	CAD	(56,000)	USD	38,977	4/14/25	320	—
IBC	GBP	(9,000)	USD	11,453	3/12/25	295	—
IBC	HUF	38,720,000	USD	(98,676)	2/12/25	—	(297)
IBC	HUF	56,025,000	USD	(142,400)	3/6/25	—	(226)
IBC	PLN	400,000	USD	(98,250)	3/6/25	—	(6)
IBC	PLN	397,000	USD	(96,281)	4/24/25	1,036	—
LYD	AUD	(15,000)	USD	9,279	4/14/25	—	(50)
MSC	BRL	(1,700,000)	USD	291,825	2/4/25	1,180	—
MSC	BRL	560,000	USD	(92,228)	2/4/25	3,514	—
MSC	BRL	1,140,000	USD	(195,537)	2/4/25	—	(634)
MSC	CLP	74,745,000	USD	(76,596)	3/12/25	—	(429)
MSC	CLP	95,490,000	USD	(96,202)	4/9/25	1,072	—
MSC	EGP	(5,110,000)	USD	99,127	2/18/25	—	(1,797)
MSC	EGP	5,110,000	USD	(100,948)	2/18/25	—	(24)
MSC	HUF	(38,720,000)	USD	96,790	2/12/25	—	(1,589)
MSC	HUF	38,480,000	USD	(96,387)	4/23/25	1,011	—
MSC	HUF	(18,860,000)	USD	47,974	4/23/25	237	—
MSC	MXN	(3,966,000)	USD	190,196	4/24/25	1,270	—
MSC	ZAR	(3,570,000)	USD	195,942	2/14/25	5,076	—
MSC	ZAR	531,000	USD	(29,562)	2/14/25	—	(1,173)
RBC	MXN	(3,310,000)	USD	159,149	4/16/25	1,289	—
Total Foreign Currency Exchange Contracts						$54,555	$(34,544)
Lincoln Inflation Plus Fund-3

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Commodity Contracts:
13	1000-oz. Silver	$419,445	$410,223	3/27/25	$9,222	$—
1	Brent Crude Oil	74,920	77,932	3/31/25	—	(3,012)
(1)	Corn	(24,100)	(21,872)	3/14/25	—	(2,228)
8	E-Micro Gold	226,800	216,798	4/28/25	10,002	—
2	Light Sweet Crude oil	145,060	139,045	2/20/25	6,015	—
(1)	Micro Copper	(10,697)	(10,346)	2/26/25	—	(351)
1	Soybean Meal	30,110	29,813	3/14/25	297	—
2	Soybean Oil	55,332	51,259	3/14/25	4,073	—
4	Wheat	111,900	110,501	3/14/25	1,399	—
					31,008	(5,591)
Equity Contract:
5	MSCI China Index	132,750	128,895	3/21/25	3,855	—
Total Futures Contracts					$34,863	$(5,591)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Consolidated Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BRL–Brazilian Real
CAD–Canadian Dollar
CLP–Chilean Peso
COP–Colombia Peso
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IBC–Imperial Bank of Canada
IDR–Indonesia Rupiah
INR–Indian Rupee
LYD–Lloyds Bank Corporate Markets PLC
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
MYR–Malaysian Ringgit
PHP–Philippine Peso
PLN–Polish Zloty
RBC–Royal Bank of Canada
THB–Thailand Baht
TRY–Turkish New Lira
USD–United States Dollar
ZAR–South African Rand
See accompanying notes, which are an integral part of the financial statements.
Lincoln Inflation Plus Fund-4

Lincoln Inflation Plus Fund
Consolidated Statement of Assets and Liabilities
January 31, 2025 (unaudited)
ASSETS:
Investments, at value	$9,626,794
Cash	366,316
Dividends and interest receivable	92,439
Expense reimbursement receivable from Lincoln Financial Investments Corporation	88,337
Cash collateral held at broker for futures contracts	81,448
Unrealized appreciation on foreign currency exchange contracts	54,555
Prepaid expenses	42,163
Foreign currencies, at value	22,591
Receivable for securities sold	706
TOTAL ASSETS	10,375,349
LIABILITIES:
Payable for securities purchased	336,448
Unrealized depreciation on foreign currency exchange contracts	34,544
Other accrued expenses payable	32,788
Payable for audit fee	22,369
Payable for fund accounting fee	16,077
Payable for transfer agent fees	15,808
Due to manager and affiliates	8,098
Variation margin due to broker on futures contracts	4,775
TOTAL LIABILITIES	470,907
TOTAL NET ASSETS	$9,904,442
Investments, at cost	$9,818,420
Foreign currencies, at cost	22,560
Class A:
Net Assets	$4,910,928
Shares Outstanding	507,177
Net Asset Value Per Share	$9.683
Class I:
Net Assets	$4,993,514
Shares Outstanding	515,603
Net Asset Value Per Share	$9.685
COMPONENTS OF NET ASSETS AT JANUARY 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$10,220,774
Distributable earnings/(accumulated loss)	(316,332)
TOTAL NET ASSETS	$9,904,442
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-5

Lincoln Inflation Plus Fund
Consolidated Statement of Operations
October 1, 2024* to January 31, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$182,579
Dividends	24,472
Foreign taxes withheld	(12,249)
194,802
EXPENSES:
Professional fees	62,581
Accounting and administration expenses	38,054
Management fees	27,923
Transfer agent fees and expenses	25,400
Custodian fees	21,444
Trustees’ fees and expenses	15,259
Reports and statements to shareholders	8,080
Pricing fees	6,069
Distribution fees-Class A	4,073
Other	8,070
216,953
Less:
Expenses reimbursed	(176,745)
Total operating expenses	40,208
NET INVESTMENT INCOME	154,594
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(125,195)
Foreign currencies	(13,622)
Foreign currency exchange contracts	25,718
Futures contracts	(94,792)
Net realized loss	(207,891)
Net change in unrealized appreciation (depreciation) of:
Investments	(191,626)
Foreign currencies	82
Foreign currency exchange contracts	20,011
Futures contracts	29,272
Net change in unrealized appreciation (depreciation)	(142,261)
NET REALIZED AND UNREALIZED LOSS	(350,152)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(195,558)

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the consolidated financial statements.

Lincoln Inflation Plus Fund
Consolidated Statement of Changes in Net Assets
10/1/24* to
1/31/25 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$154,594
Net realized loss	(207,891)
Net change in unrealized appreciation (depreciation)	(142,261)
Net decrease in net assets resulting from operations	(195,558)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Class A	(58,372)
Class I	(62,402)
(120,774)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	5,010,000
Class I	5,090,000
Reinvestment of dividends and distributions:
Class A	58,372
Class I	62,402
Increase in net assets derived from capital share transactions	10,220,774
NET INCREASE IN NET ASSETS	9,904,442
NET ASSETS:
Beginning of period	—
End of period	$9,904,442

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-6

Lincoln Inflation Plus Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Class A	Class I
	10/1/24[1] to 1/31/25 (unaudited)	10/1/24[1] to 1/31/25 (unaudited)
Net asset value, beginning of period	$10.000	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.180	0.189
Net realized and unrealized gain (loss)	(0.380)	(0.381)
Total from investment operations	(0.200)	(0.192)
Less dividends and distributions from:
Net investment income	(0.117)	(0.123)
Net asset value, end of period	$9.683	$9.685
Total return[3]	(1.99% )	(1.90% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,911	$4,993
Ratio of expenses to average net assets	1.35%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	6.73%	6.48%
Ratio of net investment income to average net assets	4.58%	4.83%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.80% )	(0.55% )
Portfolio turnover	98%	98%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect.

See accompanying notes, which are an integral part of the financial statements.
Lincoln Inflation Plus Fund-7

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements
January 31, 2025 (unaudited)
Lincoln Funds Trust (the “Trust”) is a Delaware statutory trust. The Trust consists of 2 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the Lincoln Inflation Plus Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is non-diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”). The Fund offers Class A Shares and Class I Shares.
The Lincoln Inflation Plus Fund seeks to provide capital growth above U.S. inflation over an economic cycle, (generally, rolling three-to-five-year periods).
1. Basis for Consolidation
The Fund will invest up to  25% of its total assets in the shares of Lincoln Inflation Plus Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of January 31, 2025, the net assets of the Subsidiary were $2,325,412, which represented 23.48% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Lincoln Inflation Plus Fund-8

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns from the period October 1, 2024* through the period ended January 31, 2025, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the period October 1, 2024* through January 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the period October 1, 2024* through January 31, 2025.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
* Date of commencement of operations.
Lincoln Inflation Plus Fund-9

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 1.35% of the Fund’s average daily net assets for the Class A and 1.10% for the Class I. The reimbursement is accrued daily and received monthly. The agreement will continue at least through July 31, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of January 31, 2025, no expense reimbursements were subject to recoupment.
Schroder Investment Management North America Inc. (“SIMNA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the period October 1, 2024* through January 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$—
Legal	43
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services. For the period October 1, 2024* through January 31, 2025, there were no fees paid by the Fund for these services.
Lincoln Financial Distributors, Inc. (“LFD”) serves as the principal distributor for the Trust pursuant to a Distribution Services Agreement with the Trust. LFD is an affiliate of LFI. Pursuant to a distribution and service plan, the Fund is authorized to pay to LFD, out of the assets of the Class A shares, an annual fee (“Plan Fee”) that is 0.25% of the average daily net assets of the Class A shares. The Plan Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At January 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$88,337
Management fees payable to LFI	7,067
Distribution fees payable to LFD	1,031
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Lincoln Life owned 100.00% of the Fund's Class A shares and 1.77% of the Fund's Class I shares at January 31, 2025.
Schroders US Holdings Inc. owned 98.23% of the Fund's Class I shares at January 31, 2025.
Other Service Providers - On behalf of the Fund, the Trust has entered into an Accounting Service Agreement with State Street Bank (“SSB”), to provide administrative and fund accounting services.  The Trust has also entered into a Custody Services Agreement with SSB, to serve as Custodian.
The Trust has entered into an agreement with FIS Investor Services LLC to act as Transfer and Shareholder Services Agent for the Fund under a Transfer Agency and Service Agreement.
* Date of commencement of operations.
Lincoln Inflation Plus Fund-10

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
4. Investments
For the period October 1, 2024* through January 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$8,246,916
Purchases of U.S. government securities	1,084,891
Sales other than U.S. government securities	2,582,812
Sales of U.S. government securities	415,332
At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$9,818,420
Aggregate unrealized appreciation of investments and derivatives	$137,445
Aggregate unrealized depreciation of investments and derivatives	(275,198)
Net unrealized depreciation of investments and derivatives	$(137,753)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Consolidated Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Lincoln Inflation Plus Fund-11

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$25,028	$—	$25,028
Canada	346,944	—	—	346,944
Peru	8,903	—	—	8,903
South Africa	60,779	—	—	60,779
United Kingdom	65,032	1,329	—	66,361
United States	54,653	—	—	54,653
Corporate Bond	—	227,976	—	227,976
Sovereign Bonds	—	3,273,188	—	3,273,188
Supranational Banks	—	666,819	—	666,819
U.S. Treasury Obligations	—	667,711	—	667,711
Exchange-Traded Fund	752,717	—	—	752,717
Money Market Fund	1,850	—	—	1,850
Short-Term Investments	—	3,473,865	—	3,473,865
Total Investments	$1,290,878	$8,335,916	$—	$9,626,794
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$54,555	$—	$54,555
Futures Contracts	$34,863	$—	$—	$34,863
Liabilities:
Foreign Currency Exchange Contracts	$—	$(34,544)	$—	$(34,544)
Futures Contracts	$(5,591)	$—	$—	$(5,591)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at January 31, 2025, a portion of the Fund’s common stock investments was categorized as Level 2.
* Date of commencement of operations.
5. Capital Shares
Transactions in capital shares were as follows:
10/1/24* to
1/31/25
Shares sold:
Class A	500,998
Class I	508,996
Shares reinvested:
Class A	6,179
Class I	6,607
1,022,780
Shares redeemed:
Class A	—
Class I	—
Net increase	1,022,780

*	Date of commencement of operations.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Lincoln Inflation Plus Fund-12

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the period October 1, 2024* through January 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the period October 1, 2024* through January 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
Fair values of derivative instruments as of January 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$54,555	Unrealized depreciation on foreign currency exchange contracts	$(34,544)
Futures contracts (Equity contracts)[1]	Variation margin due to broker on futures contracts	3,855	Variation margin due to broker on futures contracts	—
Futures contracts (Commodity contracts)[1]	Variation margin due to broker on futures contracts	31,008	Variation margin due to broker on futures contracts	(5,591)
Total		$89,418		$(40,135)

1
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2025. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

Lincoln Inflation Plus Fund-13

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the period October 1, 2024* through January 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$25,718	$20,011
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(8,366)	3,855
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,701	—
Futures contracts (Commodities contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(88,127)	25,417
Total		$(69,074)	$49,283
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the period October 1, 2024* through January 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$971,375	$1,717,034
Futures contracts (average notional value)	745,835	115,169
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
At January 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Barclays Bank PLC	$20,927	$(22,679)	$(1,752)
BNP Paribas SA	7,454	(3,620)	3,834
Morgan Stanley Capital	13,360	(5,646)	7,714
Total	$41,741	$(31,945)	$9,796

Lincoln Inflation Plus Fund-14

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Barclays Bank PLC	$(1,752)	$—	$—	$—	$—	$(1,752)
BNP Paribas SA	3,834	—	—	—	—	3,834
Morgan Stanley Capital	7,714	—	—	—	—	7,714
Total	$9,796	$—	$—	$—	$—	$9,796

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
* Date of commencement of operations.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Lincoln Inflation Plus Fund-15

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Inflation Plus Fund-16

Lincoln U.S. Equity Income Maximizer Fund
a series of Lincoln Funds Trust
Semiannual Financial Statements
January 31, 2025

Lincoln U.S. Equity Income Maximizer Fund

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments
January 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.67%
Aerospace & Defense–1.46%
General Electric Co.	580	$118,071
RTX Corp.	880	113,476
		231,547
Air Freight & Logistics–0.55%
United Parcel Service, Inc. Class B	761	86,929
		86,929
Automobiles–2.23%
†Tesla, Inc.	875	354,025
		354,025
Banks–5.03%
Bank of America Corp.	4,085	189,135
JPMorgan Chase & Co.	1,210	323,433
PNC Financial Services Group, Inc.	608	122,178
Wells Fargo & Co.	2,072	163,274
		798,020
Beverages–0.84%
PepsiCo, Inc.	881	132,758
		132,758
Biotechnology–1.38%
AbbVie, Inc.	778	143,074
Amgen, Inc.	264	75,351
		218,425
Broadline Retail–4.40%
†Amazon.com, Inc.	2,936	697,828
		697,828
Capital Markets–2.90%
Blackrock, Inc.	141	151,646
Goldman Sachs Group, Inc.	237	151,775
Morgan Stanley	1,129	156,287
		459,708
Chemicals–0.94%
Linde PLC	336	149,896
		149,896
Communications Equipment–1.00%
Cisco Systems, Inc.	2,628	159,257
		159,257
Consumer Finance–1.01%
American Express Co.	505	160,312
		160,312
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.12%
Costco Wholesale Corp.	188	$184,217
Walmart, Inc.	1,553	152,443
		336,660
Diversified Telecommunication Services–0.66%
AT&T, Inc.	4,395	104,293
		104,293
Electric Utilities–0.42%
NextEra Energy, Inc.	926	66,265
		66,265
Electrical Equipment–0.60%
Eaton Corp. PLC	293	95,647
		95,647
Entertainment–1.61%
†Netflix, Inc.	157	153,351
Walt Disney Co.	898	101,528
		254,879
Financial Services–4.42%
†Berkshire Hathaway, Inc. Class B	631	295,731
Mastercard, Inc. Class A	344	191,068
Visa, Inc. Class A	628	214,650
		701,449
Ground Transportation–0.41%
†Uber Technologies, Inc.	972	64,978
		64,978
Health Care Equipment & Supplies–1.83%
Abbott Laboratories	1,291	165,158
†Intuitive Surgical, Inc.	220	125,813
		290,971
Health Care Providers & Services–1.64%
Elevance Health, Inc.	212	83,889
UnitedHealth Group, Inc.	325	176,309
		260,198
Hotels, Restaurants & Leisure–2.73%
Booking Holdings, Inc.	19	90,014
Hilton Worldwide Holdings, Inc.	754	193,077
McDonald's Corp.	339	97,869
Starbucks Corp.	478	51,471
		432,431
Household Durables–0.86%
†NVR, Inc.	17	136,275
		136,275
Lincoln U.S. Equity Income Maximizer Fund-1

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–1.09%
Procter & Gamble Co.	1,039	$172,464
		172,464
Industrial REITs–0.49%
Prologis, Inc.	653	77,870
		77,870
Insurance–0.61%
Progressive Corp.	390	96,112
		96,112
Interactive Media & Services–7.07%
Alphabet, Inc. Class C	3,226	663,266
Meta Platforms, Inc. Class A	664	457,615
		1,120,881
IT Services–1.28%
Accenture PLC Class A	263	101,242
International Business Machines Corp.	399	102,024
		203,266
Life Sciences Tools & Services–1.40%
Danaher Corp.	386	85,978
Thermo Fisher Scientific, Inc.	227	135,689
		221,667
Machinery–3.69%
Caterpillar, Inc.	268	99,546
Dover Corp.	830	169,054
Illinois Tool Works, Inc.	770	199,553
Ingersoll Rand, Inc.	1,255	117,719
		585,872
Media–0.59%
Comcast Corp. Class A	2,789	93,878
		93,878
Multi-Utilities–2.29%
DTE Energy Co.	1,295	155,244
Sempra	2,503	207,574
		362,818
Oil, Gas & Consumable Fuels–2.99%
Chevron Corp.	933	139,194
Exxon Mobil Corp.	1,715	183,214
Occidental Petroleum Corp.	3,263	152,219
		474,627
Pharmaceuticals–3.79%
Eli Lilly & Co.	258	209,259
Johnson & Johnson	1,405	213,771
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	960	$94,867
Pfizer, Inc.	3,125	82,875
		600,772
Residential REITs–0.59%
Equity Residential	1,331	94,008
		94,008
Retail REITs–0.66%
Realty Income Corp.	1,925	105,182
		105,182
Semiconductors & Semiconductor Equipment–10.22%
†Advanced Micro Devices, Inc.	628	72,817
Applied Materials, Inc.	593	106,947
Broadcom, Inc.	1,575	348,500
Intel Corp.	1,825	35,460
Micron Technology, Inc.	523	47,718
NVIDIA Corp.	7,539	905,208
QUALCOMM, Inc.	606	104,796
		1,621,446
Software–10.58%
†Adobe, Inc.	163	71,304
†Crowdstrike Holdings, Inc. Class A	115	45,778
Intuit, Inc.	151	90,828
Microsoft Corp.	2,248	933,055
Oracle Corp.	520	88,431
†Palantir Technologies, Inc. Class A	871	71,849
†PTC, Inc.	748	144,723
Salesforce, Inc.	380	129,846
†ServiceNow, Inc.	100	101,838
		1,677,652
Specialized REITs–0.67%
VICI Properties, Inc.	3,545	105,535
		105,535
Specialty Retail–1.86%
Home Depot, Inc.	470	193,631
Lowe's Cos., Inc.	387	100,635
		294,266
Technology Hardware, Storage & Peripherals–6.96%
Apple, Inc.	4,678	1,104,008
		1,104,008
Tobacco–0.80%
Philip Morris International, Inc.	972	126,554
		126,554
Total Common Stock (Cost $14,564,649)		15,331,629

Lincoln U.S. Equity Income Maximizer Fund-2

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.33%)	75	$75
Total Money Market Fund (Cost $75)		75

TOTAL INVESTMENTS–96.67% (Cost $14,564,724)	$15,331,704

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.07)%
Centrally Cleared–(0.07)%

Call Options–(0.07)%
Alphabet Strike price $215.29, expiration date 02/20/2025, notional amount $(172,232)	(8)	$(3,122)
Amazon.com Strike price $249.10, expiration date 02/20/2025, notional amount $(174,370)	(7)	(3,524)
American Express Strike price $332.71, expiration date 02/20/2025, notional amount $(66,542)	(2)	(318)
Apple Strike price $257.40, expiration date 02/20/2025, notional amount $(231,660)	(9)	(435)
Bank of America Strike price $49.97, expiration date 02/20/2025, notional amount $(59,964)	(12)	(108)
Broadcom Strike price $263.60, expiration date 02/20/2025, notional amount $(79,080)	(3)	(191)
Meta Platforms Strike price $709.65, expiration date 02/20/2025, notional amount $(141,930)	(2)	(2,185)
NVIDIA Strike price $160.79, expiration date 02/20/2025, notional amount $(241,185)	(15)	(636)
Tesla Strike price $572.26, expiration date 02/20/2025, notional amount $(114,452)	(2)	(65)
(10,584)
Total Options Written (Premiums received $(6,367))		(10,584)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.40%	538,847
NET ASSETS APPLICABLE TO 1,511,252 SHARES OUTSTANDING–100.00%	$15,859,967

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-3

Lincoln U.S. Equity Income Maximizer Fund
Statement of Assets and Liabilities
January 31, 2025 (unaudited)
ASSETS:
Investments, at value	$15,331,704
Cash	212,786
Cash collateral held at broker for options contracts	193,183
Expense reimbursement receivable from Lincoln Financial Investments Corporation	110,862
Prepaid expenses	64,509
Dividends and interest receivable	9,491
Variation margin due from broker on options contracts	35
TOTAL ASSETS	15,922,570
LIABILITIES:
Payable for audit fee	14,277
Due to manager and affiliates	12,963
Options written, at value	10,584
Payable for transfer agent fees	9,971
Payable for fund accounting fee	6,870
Other accrued expenses payable	4,567
Payable for custodian fee	3,371
TOTAL LIABILITIES	62,603
TOTAL NET ASSETS	$15,859,967
Investments, at cost	$14,564,724
Options written, premiums received	(6,367)
Class A:
Net Assets	$7,884,659
Shares Outstanding	751,386
Net Asset Value Per Share	$10.493
Class I:
Net Assets	$7,975,308
Shares Outstanding	759,866
Net Asset Value Per Share	$10.496
COMPONENTS OF NET ASSETS AT JANUARY 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$15,112,771
Distributable earnings/(accumulated loss)	747,196
TOTAL NET ASSETS	$15,859,967
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-4

Lincoln U.S. Equity Income Maximizer Fund
Statement of Operations
October 1, 2024* to January 31, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$66,513
EXPENSES:
Professional fees	47,897
Management fees	44,176
Accounting and administration expenses	40,186
Transfer agent fees and expenses	25,400
Trustees’ fees and expenses	24,741
Reports and statements to shareholders	12,509
Distribution fees-Class A	6,460
Custodian fees	3,371
Pricing fees	2,529
Index fees	162
Other	8,993
216,424
Less:
Expenses reimbursed	(154,354)
Total operating expenses	62,070
NET INVESTMENT INCOME	4,443
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(22,718)
Options written	15,479
Net realized loss	(7,239)
Net change in unrealized appreciation (depreciation) of:
Investments	766,980
Options written	(4,217)
Net change in unrealized appreciation (depreciation)	762,763
NET REALIZED AND UNREALIZED GAIN	755,524
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$759,967

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.

Lincoln U.S. Equity Income Maximizer Fund
Statement of Changes in Net Assets
10/1/24* to
1/31/25 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,443
Net realized loss	(7,239)
Net change in unrealized appreciation (depreciation)	762,763
Net increase in net assets resulting from operations	759,967
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Class A	(3,932)
Class I	(8,839)
(12,771)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	7,510,001
Class I	7,589,999
Reinvestment of dividends and distributions:
Class A	3,932
Class I	8,839
Increase in net assets derived from capital share transactions	15,112,771
NET INCREASE IN NET ASSETS	15,859,967
NET ASSETS:
Beginning of period	—
End of period	$15,859,967

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-5

Lincoln U.S. Equity Income Maximizer Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Class A	Class I
	10/1/24[1] to 1/31/25 (unaudited)	10/1/24[1] to 1/31/25 (unaudited)
Net asset value, beginning of period	$10.000	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.002)	0.009
Net realized and unrealized gain	0.500	0.499
Total from investment operations	0.498	0.508
Less dividends and distributions from:
Net investment income	(0.005)	(0.012)
Net asset value, end of period	$10.493	$10.496
Total return[3]	4.98%	5.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,885	$7,975
Ratio of expenses to average net assets	1.32%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	4.29%	4.04%
Ratio of net investment income (loss) to average net assets	(0.04% )	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.01% )	(2.76% )
Portfolio turnover	6%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect.

See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-6

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements
January 31, 2025 (unaudited)
Lincoln Funds Trust (the “Trust”) is a Delaware statutory trust. The Trust consists of 2 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln U.S. Equity Income Maximizer Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is non-diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”). The Fund offers Class A Shares and Class I Shares.
The Lincoln U.S. Equity Income Maximizer Fund seeks a high level of current income with long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax returns from the period October 1, 2024* through the period ended January 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period October 1, 2024* through January 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of
Lincoln U.S. Equity Income Maximizer Fund-7

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
* Date of commencement of operations.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 1.32% of the Fund’s average daily net assets for the Class A and 1.07% for the Class I. The reimbursement is accrued daily and received monthly. The agreement will continue at least through July 31, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of January 31, 2025, no expense reimbursements were subject to recoupment.
Schroder Investment Management North America Inc. (“SIMNA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period October 1, 2024* through January 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$—
Legal	64
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services. For the period October 1, 2024* through January 31, 2025, there were no fees paid by the Fund for these services.
Lincoln Financial Distributors, Inc. (“LFD”) serves as the principal distributor for the Trust pursuant to a Distribution Services Agreement with the Trust. LFD is an affiliate of LFI. Pursuant to a distribution and service plan, the Fund is authorized to pay to LFD, out of the assets of the Class A shares, an annual fee (“Plan Fee”) that is 0.25% of the average daily net assets of the Class A shares. The Plan Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At January 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$110,862
Management fees payable to LFI	11,309
Distribution fees payable to LFD	1,654
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Lincoln Life owned 100.00% of the Fund's Class A shares and 1.19% of the Fund's Class I shares at January 31, 2025.
Lincoln U.S. Equity Income Maximizer Fund-8

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Schroders US Holdings Inc. owned 98.81% of the Fund's Class I shares at January 31, 2025.
Other Service Providers - On behalf of the Fund, the Trust has entered into an Accounting Service Agreement with State Street Bank (“SSB”), to provide administrative and fund accounting services.  The Trust has also entered into a Custody Services Agreement with SSB, to serve as Custodian.
The Trust has entered into an agreement with FIS Investor Services LLC to act as Transfer and Shareholder Services Agent for the Fund under a Transfer Agency and Service Agreement.
* Date of commencement of operations.
3. Investments
For the period October 1, 2024* through January 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$15,309,478
Sales	719,776
At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$14,564,724
Aggregate unrealized appreciation of investments and derivatives	$1,263,977
Aggregate unrealized depreciation of investments and derivatives	(496,997)
Net unrealized appreciation of investments and derivatives	$766,980
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Lincoln U.S. Equity Income Maximizer Fund-9

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$15,331,629	$—	$—	$15,331,629
Money Market Fund	75	—	—	75
Total Investments	$15,331,704	$—	$—	$15,331,704
Derivatives:

Liabilities:
Options Written	$(10,584)	$—	$—	$(10,584)
There were no Level 3 investments at the beginning or end of the period.
* Date of commencement of operations.
4. Capital Shares
Transactions in capital shares were as follows:
10/1/24* to
1/31/25
Shares sold:
Class A	751,001
Class I	758,999
Shares reinvested:
Class A	385
Class I	867
1,511,252
Shares redeemed:
Class A	—
Class I	—
Net increase	1,511,252

*	Date of commencement of operations.
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the period October 1, 2024* through January 31, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the period October 1, 2024* through January 31, 2025, the Fund used options contracts to generate income and to receive premiums for writing options.
Lincoln U.S. Equity Income Maximizer Fund-10

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of January 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options written (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(10,584)
The effect of derivative instruments on the Statement of Operations for the period October 1, 2024* through January 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	$15,479	$(4,217)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the period October 1, 2024* through January 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$—	$4,343
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
At January 31, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
* Date of commencement of operations.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the period October 1, 2024* through January 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
Lincoln U.S. Equity Income Maximizer Fund-11

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln U.S. Equity Income Maximizer Fund-12

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of the Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Funds Trust

Lincoln U.S. Equity Income Maximizer Fund
Lincoln Inflation Plus Fund
15(c) Board Considerations

June 6, 2024

I. Background

On June 6, 2024, the Board of Trustees (the “Board”) of Lincoln Funds Trust (the “Trust”), a Delaware business trust, met to consider, among other things, (i) the approval of the Investment Management Agreement between the Trust and Lincoln Financial Investments Corporation (the “Adviser”) and (ii) the approval of the sub-advisory agreements with various sub-advisers for certain new Trust series (the “Funds”).

(With respect to the Lincoln Inflation Plus Fund, the “Investment Management Agreement” herein also refers to an agreement with that Fund’s wholly-owned Cayman Island exempt company subsidiary (the “Subsidiary”), which in part, is utilized to implement the Fund’s investment objectives and policies. “Sub-advisory agreements” also refer to various sub-sub-advisory agreements. “Funds” also refers to the Subsidiary where appropriate.) The investment management agreement and the sub-advisory agreements collectively are referred to as the “Advisory Agreements.”

The Funds and the relevant sub-advisers with sub-advisory agreements up for approval include:

Funds	Sub-Advisory Agreements
Lincoln U.S. Equity Income Maximizer Fund*	Schroder Investment Management North America Inc. / Schroder Investment Management North America Limited
Lincoln Inflation Plus Fund*	Schroder Investment Management North America Inc. / Schroder Investment Management North America Limited

*	A new fund, which has not commenced operations.

The Independent Trustees had requested and reviewed materials the Adviser and the sub-advisers provided prior to and during the meetings and had reviewed a memorandum from Fund counsel that reviewed their fiduciary duties pertaining to renewal of investment management and sub-advisory agreements and the factors they should consider in evaluating the Advisory Agreements.

Among other information, the Adviser and the sub-advisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the proposed advisory fee and operating expense ratio of each Fund to other funds, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board determined that, given the totality of the information provided with respect to each Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and Fund counsel met in executive sessions to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

II. Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the Investment Management Agreement with the Adviser, the Board considered the nature, extent and quality of services that the Adviser is expected to provide to the Funds, including the Adviser’s personnel and resources and the Adviser’s criteria for reviewing a sub-adviser’s performance. The Board considered that the Adviser provided investment management services to other funds. The Board reviewed the services to be provided by the Adviser in serving as investment manager, including the backgrounds of the personnel providing the investment management services and compliance staff. They also reviewed information provided regarding risk management, compliance and regulatory matters. The Board concluded that the services the Adviser would provide were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Funds have not yet commenced operations.

Management Fee. The Board reviewed each Fund’s proposed investment management fee and estimated net expense ratio and reviewed information comparing the investment management fee and estimated net expense ratio to the median of a peer group for each Fund. The Board noted that the proposed investment management fee for each Fund was within range of the median investment management fee of the peer group. With respect to the Lincoln Inflation Plus Fund, the Board noted that the Subsidiary is not charged a separate fee. The Board also considered that each Fund’s estimated net expense ratio was within range of the median expense ratio of the peer group. In light of the nature, quality and extent of services to be provided by the Adviser, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if a Fund experiences substantial asset growth; however, the Board recognized that no Fund had yet reached an asset level where the Adviser could realize significant economies of scale since Fund operations have not commenced. The Board observed that economies of scale will be considered in the future as each Fund’s asset levels grow.

Profitability. The Board also reviewed the estimated profitability of the Adviser with respect to each Fund. The Board concluded that the estimated profitability of the Adviser in connection with the management of each Fund was reasonable, and at a level to adequately incentivize the Adviser to provide high quality services.

Fallout Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

III. Sub-Advisory Agreements

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreements with respect to each Fund, the Board considered the nature, extent and quality of services to be provided by the sub-advisers under the sub-advisory agreements. The Board reviewed the services to be provided by the sub-advisers, the background of the investment professionals, and each sub-adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services the sub-advisers would provide were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Funds have not yet commenced operations.

Sub-Advisory Fees and Economies of Scale. The Board considered each Fund’s proposed sub-advisory fee schedule and noted the fees charged to comparable portfolios, if any, that the sub-advisers managed. The Board noted that the fee schedule was negotiated between the Adviser and each sub-adviser, an unaffiliated third party, and that Adviser would compensate each sub-adviser from its fees. With respect to the Lincoln Inflation Plus Fund, the Board noted that the Subsidiary is not charged a separate fee. The Board concluded that each Fund’s proposed sub-advisory fee was reasonable.

Profitability and Fallout Benefits. The Board considered information provided regarding each sub-adviser’s estimated profitability from providing sub-advisory services to its respective Fund. The Board noted that the sub-advisory fee schedule was negotiated between the Adviser and each sub-adviser, an unaffiliated third party, and that the Adviser would compensate each sub-adviser from its fees. The Board reviewed materials provided as to any additional benefits each sub-adviser receives.

IV. All Agreements

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the approval of the Advisory Agreements, as applicable, are in the best interests of each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable to this semi-annual report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to this semi-annual report.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Funds Trust

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	March 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	March 13, 2025

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	March 13, 2025